Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ProFunds
Prospectus Date	rr_ProspectusDate	Feb. 18, 2025
Document Creation Date	dei_DocumentCreationDate	Nov. 27, 2024